ENTITY-WIDE DISCLOSURES	12 Months Ended
Dec. 31, 2022
Entity Wide Disclosures [Abstract]
Disclosure of Entity-wide Revenue and Non-current Assets	ENTITY-WIDE DISCLOSURES
The Group has one reportable operating segment, the manufacturing and sales of electric vehicles in Canada and in the United States.
The Group's revenue from external customers are divided into the following geographical areas:

	2022	2021
Revenue from External Customers	$	$
Canada	121,086,499	37,484,524
United States	18,827,971	20,225,680
	139,914,470	57,710,204
During the year ended December 31, 2022, 35% of the Group's revenue depended on one customer (December 31, 2021: one customer, 10.1%).
The Group’s non-current assets are allocated to geographic areas as follows:

	December 31, 2022
	Canada	United States	Total
	$	$	$
Other non-current assets	708,440	364,786	1,073,226
Property, plant and equipment	81,602,840	79,153,488	160,756,328
Right-of-use assets	10,836,851	49,671,503	60,508,354
Intangible assets	144,213,010	7,151,013	151,364,023
Contract asset	13,211,006	—	13,211,006
	250,572,147	136,340,790	386,912,937

	December 31, 2021
	Canada	United States	Total
	$	$	$
Other non-current assets	793,298	—	793,298
Property, plant and equipment	18,035,651	14,632,507	32,668,158
Right-of-use assets	7,446,976	53,455,386	60,902,362
Intangible assets	76,127,010	5,772,820	81,899,830
Contract asset	14,113,415	—	14,113,415
	116,516,350	73,860,713	190,377,063
Geographical areas are determined according to where the sales take place and according to the location of the long-term assets.